Document and Entity Information	Jun. 25, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 25, 2020
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Heartland Financial USA, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-15393
Entity Tax Identification Number	42-1405748
Entity Address, Address Line One	1398 Central Avenue
Entity Address, City or Town	Dubuque
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	52001
City Area Code	563
Local Phone Number	589-2100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000920112
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	HTLF
Security Exchange Name	NASDAQ